DEBT - CSC Holdings Credit Facilities (Details)					1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 15, 2017 USD ($)	Apr. 17, 2013 USD ($)	Apr. 13, 2013 USD ($)	Oct. 12, 2012 USD ($)	Oct. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 20, 2016	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 09, 2016 USD ($)	Oct. 11, 2016 USD ($)	Jul. 21, 2016 USD ($)	Jun. 21, 2016 USD ($)	Oct. 31, 2015 USD ($)
Debt Instrument [Line Items]
Issuance of common stock pursuant to IPO												$ 2,264,252,000
Principal Amount									$ 5,429,338,000			5,429,338,000			$ 3,490,256,000
Credit facility									5,376,902,000			5,376,902,000			3,444,790,000
Line of credit facility, aggregate principal amount				$ 480,000,000
Redemption of debt amount												1,729,400,000	$ 0
Loss on extinguishment of debt and write-off of deferred financing costs	$ 18,976,000								38,858,000	$ 0		600,240,000	19,948,000		127,649,000
Cash distributions to shareholders												$ 840,035,000
Document Period End Date												Sep. 30, 2017
Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.50%
Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				3.50%
Senior Notes
Debt Instrument [Line Items]
Principal Amount									$ 16,289,245,000			$ 16,289,245,000			$ 17,955,024,000
CSC Holdings Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, periodic payment amount														$ 25,000,000
Existing Term Notes | Senior Notes
Debt Instrument [Line Items]
Repayments of lines of credit						$ 2,493,750,000
8.625% Senior Notes Due September 2017 | Senior Notes
Debt Instrument [Line Items]
Redemption of debt amount						$ 500,000,000
Stated interest rate						8.625%
CSC Credit Facilities
Debt Instrument [Line Items]
Percentage of proceeds from asset sales required to pay down term loans												100.00%			100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met												50.00%			50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled												0.00%			0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt												4.5			4.5
Line of credit facility, covenant, leverage ratio									5.0			5.0			5.0
Line of credit facility, covenant, minimum undrawn letters of credit												$ 15,000,000			$ 15,000,000
Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate											3.25%
Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Debt Instrument [Line Items]
Principal Amount									$ 1,175,000,000			1,175,000,000			175,256,000	$ 2,105,000,000
Credit facility									1,149,024,000			1,149,024,000			145,013,000
Line of credit facility, aggregate principal amount																		$ 2,105,000,000	$ 2,300,000,000	$ 2,000,000,000
Line of credit facility, increase in borrowing capacity																$ 2,300,000,000		$ 35,000,000	70,000,000
Repayments of lines of credit												350,256,000
Proceeds from credit facility debt									500,000,000			1,350,000,000
Cash distributions to shareholders												$ 500,000,000
Line of credit facility periodic payment, percentage of principal												0.25%
Line of credit facility, periodic payment amount												$ 7,500,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate												2.25%
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate												3.25%
Term Loan
Debt Instrument [Line Items]
Repayments of lines of credit		$ 2,030,699,000		$ 480,000,000
Term Loan | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate											2.25%
Term Loan | CSC Holdings Term Loan Facility
Debt Instrument [Line Items]
Principal Amount									2,992,500,000			$ 2,992,500,000			2,500,000,000		$ 2,500,000,000		$ 3,000,000,000	$ 3,800,000,000
Credit facility									2,974,768,000			$ 2,974,768,000			$ 2,486,874,000
Repayments of lines of credit			$ 2,030,699,000	$ 480,000,000
Line of credit facility periodic payment, percentage of principal															0.25%
Line of credit facility, periodic payment amount													$ 9,500,000
Term Loan | CSC Holdings Term Loan Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate												1.25%
Term Loan | CSC Holdings Term Loan Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate												2.25%
Term Loan | CSC Holdings Term Loan Facility | Senior Notes
Debt Instrument [Line Items]
Credit facility									$ 2,992,500,000			$ 2,992,500,000
Term Loan | CVC Term Loan Facility
Debt Instrument [Line Items]
Principal Amount	3,000,000,000
Line of credit facility, increase in borrowing capacity	500,000,000
Subsequent Event
Debt Instrument [Line Items]
Cash distributions to shareholders						$ 169,950,000
Subsequent Event | 8.625% Senior Notes Due September 2017 | Senior Notes
Debt Instrument [Line Items]
Redemption of debt amount	$ 500,000,000
Stated interest rate	8.625%
Subsequent Event | Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of lines of credit	$ 2,500,000,000				$ 50,000,000		$ 175,000,000
Proceeds from credit facility debt								$ 225,000,000